SCHEDULE OF INCOME TAX EXPENSES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Current	¥ 302,713	¥ 120,305	¥ 133,412
Deferred	91,910	76,049	117,730
Total	¥ 394,623	¥ 196,354	¥ 251,142